Biological Assets (Details) - Schedule of Changes in Fair Value in the Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Biological Assets (Details) - Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	R$ 78,238	R$ 549,764	R$ 527,348
Grains [Member]
Biological Assets (Details) - Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	102,596	313,957	344,761
Cotton [Member]
Biological Assets (Details) - Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	(3,631)	7,122	30,051
Sugarcane [Member]
Biological Assets (Details) - Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	(6,903)	227,717	142,302
Cattle [Member]
Biological Assets (Details) - Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	R$ (13,824)	R$ 968	R$ 10,234